LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
Schedule of Liabilities in Respect of Government Grants
	June 30, 2025	December 31, 2024
	Unaudited

Balance at January 1,	$4,650	$4,814
Grants received	106	177
Royalties paid	(122)	(298)
Amounts recorded in profit or loss	115	(43)

	$4,749	$4,650